Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Property Plant And Equipment [Line Items]
Less: accumulated depreciation		$ (2,049,350)	$ (1,852,377)
Property, plant and equipment, net		325,658	241,809
Furniture and fixtures [Member]
Schedule of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		885,626	891,366
Machineries [Member]
Schedule of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		970,068	771,769
Motor vehicles [Member]
Schedule of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	[1]	335,964	246,311
Leasehold improvements [Member]
Schedule of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		$ 183,350	$ 184,740

[1]	Motor vehicles amounted to US$26,521 which were acquired through the acquisition of Kin Chiu Development Limited on November 17, 2025 (Note 17).